INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Pre-tax loss	$ (13,117)	$ (10,771)
Loss for which no benefit was taken	1,622
Losses not subject to tax	7,320	6,802
Utilization of losses not previously benefitted	(314)
Taxable income (loss)	(4,489)	(3,969)
United State [Member]
Reserve Quantities [Line Items]
Pre-tax loss	(1,230)	(1,535)
Loss for which no benefit was taken	1,622
Losses not subject to tax
Utilization of losses not previously benefitted	(314)
Taxable income (loss)	78	(1,535)
B V I [Member]
Reserve Quantities [Line Items]
Pre-tax loss	(7,320)	(6,802)
Loss for which no benefit was taken
Losses not subject to tax	7,320	6,802
Utilization of losses not previously benefitted
Taxable income (loss)
Foreign [Member]
Reserve Quantities [Line Items]
Pre-tax loss	(4,567)	(2,434)
Loss for which no benefit was taken
Losses not subject to tax
Utilization of losses not previously benefitted
Taxable income (loss)	$ (4,567)	$ (2,434)